Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 27, 2014
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following as of December 27, 2014 and December 28, 2013:

	2014	2013
Land (mineral bearing) and asset retirement costs	$129,957	$107,007
Land (non-mineral bearing)	112,932	81,331
Buildings and improvements	86,702	77,535
Plants, machinery and equipment	622,466	553,113
Mobile equipment and barges	182,334	117,828
Office equipment	14,087	10,001
Truck and auto fleet	22,821	19,165
Landfill airspace and improvements	48,513	46,841
Construction in progress	8,445	29,560
Other	1,719	1,779

Property, plant and equipment	1,229,976	1,044,160
Less accumulated depreciation, depletion and amortization	(279,375)	(212,382)

Property, plant and equipment, net	$950,601	$831,778